Income Taxes - Narrative (Details) € in Millions, $ in Millions, $ in Millions			12 Months Ended				29 Months Ended
	Feb. 09, 2022	Dec. 09, 2021 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2006 MXN ($)	Oct. 31, 2019 issue	Dec. 31, 2022 MXN ($)
Income Tax [Line Items]
Income taxes paid (net of refunds)			$ 335	$ 188	$ 89
Undistributed profits of subsidiaries			600
Foreign withholding tax on undistributed earnings			37
Gross tax operating loss carryforwards			910,000
Net operating loss carryforward, valuation allowance			854
Unrecognized tax benefits that, if recognized, would impact effective tax rates			27	27	$ 27
Accrued interest on unrecognized tax benefits as of end of year			25	$ 21
Number of unsuccessfully contested issues | issue							2
Income tax examination, voluntary settlement extension period	90 days
Foreign Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards			289
State
Income Tax [Line Items]
Gross tax operating loss carryforwards			7
United Kingdom | Domestic Tax Authority
Income Tax [Line Items]
Gross tax operating loss carryforwards			621
Mexico
Income Tax [Line Items]
Alleged taxes, penalties and adjustments						$ 425
Income tax examination, liability from settlement			$ 27					$ 520
Italy | Tax Years 2014 through 2015
Income Tax [Line Items]
Alleged taxes, penalties and adjustments | €		€ 15